INVENTORIES Additional Information (Detail) - Inventory Valuation Reserve - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Movement in Valuation Allowances and Reserves [Roll Forward]
Inventory reserves beginning balance	$ 171	$ 0
Additions	1,110	628
Write-offs	(1,210)	(457)
Inventory reserves ending balance	$ 71	$ 171